Fair Value Measurements and Financial Instruments - Narrative (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Loans Payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement, Difference Between Fair Value And Unpaid Principal Balance	$ 22